Grants (Tables)	12 Months Ended
Dec. 31, 2017
Grants
Summary of details of grants
	Thousands of Euros
	31/12/2017	31/12/2016
Capital grants	11,010	11,311
Interest rate grants (preference loans) (See note 20 ( e))	812	885

	11,822	12,196